Financial risk management (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Schedule of outstanding foreign currency derivative contracts and interest rate risk repricing profile
The following table provides the detail of outstanding commodity derivative contracts as of December 31, 2019:

Type	Unit of measure	Contracted volume	Contracted price range	Contracted date of maturity
High density polyethylene swaps	pound	8,250,000	$0.79 - $0.79	Jan 2020 - Nov 2020
Aluminum swaps	metric tonne	111	$1,953.50 - $1,953.50	Jan 2020 - Jan 2020
Aluminum Midwest Premium swaps	metric tonne	111	$395.36 - $395.36	Jan 2020 - Jan 2020
Natural gas swaps	million BTU	4,334,903	$2.33 - $2.86	Feb 2020 - Dec 2020
Ethylene	pound	2,152,533	$0.29 - $0.29	Jan 2020 - Apr 2020
Polymer-grade propylene swaps	pound	52,015,428	$0.36 - $0.41	Jan 2020 - Jul 2020
Benzene swaps	U.S. liquid gallon	9,065,148	$2.23 - $2.55	Feb 2020 - Sep 2020
Diesel swaps	U.S. liquid gallon	4,865,790	$3.00 - $3.30	Jan 2020 - Dec 2020
Low-density polyethylene swaps	pound	12,000,000	$0.84 - $0.84	Jan 2020 - Dec 2020

The following table sets out the Group's interest rate risk repricing profile:

(In $ million)	Total	Less than one year	One to three years	Three to five years	Greater than five years
As of December 31, 2019
Fixed rate instruments
Borrowings	(6,013)	(3,137)	—	(2,400)	(476)
Total fixed rate instruments	(6,013)	(3,137)	—	(2,400)	(476)
Floating rate instruments
Cash and cash equivalents	1,291	1,291	—	—	—
Related party receivables	339	339	—	—	—
Borrowings	(4,657)	(4,657)	—	—	—
Total floating rate instruments	(3,027)	(3,027)	—	—	—
Total	(9,040)	(6,164)	—	(2,400)	(476)

(In $ million)	Total	Less than one year	One to three years	Three to five years	Greater than five years
As of December 31, 2018
Fixed rate instruments
Borrowings	(6,377)	(2)	(3,488)	(1,604)	(1,283)
Total fixed rate instruments	(6,377)	(2)	(3,488)	(1,604)	(1,283)
Floating rate instruments
Cash and cash equivalents	783	783	—	—	—
Related party receivables	328	328	—	—	—
Borrowings	(4,699)	(4,699)	—	—	—
Total floating rate instruments	(3,588)	(3,588)	—	—	—
Total	(9,965)	(3,590)	(3,488)	(1,604)	(1,283)

Schedule of contractual cash flows for non-derivative financial liabilities
The following table sets out contractual cash flows for all financial liabilities including commodity and foreign currency derivatives:

(In $ million)	Carrying amount	Total	Less than one year	One to three years	Three to five years	Greater than five years
As of December 31, 2019
Non-derivative financial liabilities
Trade and other payables	(975)	(839)	(839)	—	—	—
Lease liabilities	(376)	(453)	(105)	(168)	(102)	(78)
Borrowings, including interest	(10,640)	(12,127)	(4,043)	(1,513)	(6,031)	(540)
	(11,991)	(13,419)	(4,987)	(1,681)	(6,133)	(618)
Derivative financial assets (liabilities)
Commodity and foreign currency derivatives:
Inflows	—	1	1	—	—	—
Outflows	(4)	(5)	(5)	—	—	—
	(4)	(4)	(4)	—	—	—
Total	(11,995)	(13,423)	(4,991)	(1,681)	(6,133)	(618)

(In $ million)	Carrying amount	Total	Less than one year	One to three years	Three to five years	Greater than five years
As of December 31, 2018
Non-derivative financial liabilities
Trade and other payables	(1,163)	(1,015)	(1,015)	—	—	—
Borrowings, including interest*	(11,035)	(13,406)	(1,087)	(5,319)	(5,556)	(1,444)
	(12,198)	(14,421)	(2,102)	(5,319)	(5,556)	(1,444)
Derivative financial assets (liabilities)
Commodity and foreign currency derivatives:
Inflows	—	8	8	—	—	—
Outflows	(17)	(25)	(25)	—	—	—
	(17)	(17)	(17)	—	—	—
Total	(12,215)	(14,438)	(2,119)	(5,319)	(5,556)	(1,444)

Schedule of contractual cash flows for derivative financial assets (liabilities)
The following table sets out contractual cash flows for all financial liabilities including commodity and foreign currency derivatives:

(In $ million)	Carrying amount	Total	Less than one year	One to three years	Three to five years	Greater than five years
As of December 31, 2019
Non-derivative financial liabilities
Trade and other payables	(975)	(839)	(839)	—	—	—
Lease liabilities	(376)	(453)	(105)	(168)	(102)	(78)
Borrowings, including interest	(10,640)	(12,127)	(4,043)	(1,513)	(6,031)	(540)
	(11,991)	(13,419)	(4,987)	(1,681)	(6,133)	(618)
Derivative financial assets (liabilities)
Commodity and foreign currency derivatives:
Inflows	—	1	1	—	—	—
Outflows	(4)	(5)	(5)	—	—	—
	(4)	(4)	(4)	—	—	—
Total	(11,995)	(13,423)	(4,991)	(1,681)	(6,133)	(618)

(In $ million)	Carrying amount	Total	Less than one year	One to three years	Three to five years	Greater than five years
As of December 31, 2018
Non-derivative financial liabilities
Trade and other payables	(1,163)	(1,015)	(1,015)	—	—	—
Borrowings, including interest*	(11,035)	(13,406)	(1,087)	(5,319)	(5,556)	(1,444)
	(12,198)	(14,421)	(2,102)	(5,319)	(5,556)	(1,444)
Derivative financial assets (liabilities)
Commodity and foreign currency derivatives:
Inflows	—	8	8	—	—	—
Outflows	(17)	(25)	(25)	—	—	—
	(17)	(17)	(17)	—	—	—
Total	(12,215)	(14,438)	(2,119)	(5,319)	(5,556)	(1,444)

*	Contractual cash flows presented as of December 31, 2018 have been adjusted to correct for an overstatement of borrowings as previously reported.

Classification and fair value summary of financial liabilities
Classification and fair values

(In $ million)	Fair value through profit or loss	Cash, loans and receivables	Other liabilities	Total carrying amount	Fair value
As of December 31, 2019
Assets
Cash and cash equivalents	—	1,291	—	1,291	1,291
Current and non-current receivables	—	1,408	—	1,408	1,408
Derivative financial assets:
Commodity derivatives	1	—	—	1	1
Interest rate swap derivatives	7	—	—	7	7
Embedded derivatives	149	—	—	149	149
Total assets	157	2,699	—	2,856	2,856
Liabilities
Trade and other payables	—	—	(975)	(975)	(975)
Non-current payables	—	—	(36)	(36)	(36)
Derivative financial liabilities:
Commodity derivatives	(5)	—	—	(5)	(5)
Lease liabilities	—	—	(376)	(376)	(376)
Borrowings	—	—	(10,640)	(10,640)	(10,804)
Total liabilities	(5)	—	(12,027)	(12,032)	(12,196)

(In $ million)	Fair value through profit or loss	Cash, loans and receivables	Other liabilities	Total carrying amount	Fair value
As of December 31, 2018
Assets
Cash and cash equivalents	—	783	—	783	783
Current and non-current receivables	—	1,469	—	1,469	1,469
Derivative financial assets:
Commodity derivatives	1	—	—	1	1
Interest rate swap derivatives	28	—	—	28	28
Embedded derivatives	12	—	—	12	12
Total assets	41	2,252	—	2,293	2,293
Liabilities
Trade and other payables	—	—	(1,163)	(1,163)	(1,163)
Non-current payables	—	—	(45)	(45)	(45)
Derivative financial liabilities:
Commodity derivatives	(18)	—	—	(18)	(18)
Borrowings	—	—	(11,035)	(11,035)	(10,933)
Total liabilities	(18)	—	(12,243)	(12,261)	(12,159)

Classification and fair value summary of financial assets
Classification and fair values

(In $ million)	Fair value through profit or loss	Cash, loans and receivables	Other liabilities	Total carrying amount	Fair value
As of December 31, 2019
Assets
Cash and cash equivalents	—	1,291	—	1,291	1,291
Current and non-current receivables	—	1,408	—	1,408	1,408
Derivative financial assets:
Commodity derivatives	1	—	—	1	1
Interest rate swap derivatives	7	—	—	7	7
Embedded derivatives	149	—	—	149	149
Total assets	157	2,699	—	2,856	2,856
Liabilities
Trade and other payables	—	—	(975)	(975)	(975)
Non-current payables	—	—	(36)	(36)	(36)
Derivative financial liabilities:
Commodity derivatives	(5)	—	—	(5)	(5)
Lease liabilities	—	—	(376)	(376)	(376)
Borrowings	—	—	(10,640)	(10,640)	(10,804)
Total liabilities	(5)	—	(12,027)	(12,032)	(12,196)

(In $ million)	Fair value through profit or loss	Cash, loans and receivables	Other liabilities	Total carrying amount	Fair value
As of December 31, 2018
Assets
Cash and cash equivalents	—	783	—	783	783
Current and non-current receivables	—	1,469	—	1,469	1,469
Derivative financial assets:
Commodity derivatives	1	—	—	1	1
Interest rate swap derivatives	28	—	—	28	28
Embedded derivatives	12	—	—	12	12
Total assets	41	2,252	—	2,293	2,293
Liabilities
Trade and other payables	—	—	(1,163)	(1,163)	(1,163)
Non-current payables	—	—	(45)	(45)	(45)
Derivative financial liabilities:
Commodity derivatives	(18)	—	—	(18)	(18)
Borrowings	—	—	(11,035)	(11,035)	(10,933)
Total liabilities	(18)	—	(12,243)	(12,261)	(12,159)

Disclosure of financial assets through profit or loss
The following table sets out an analysis of the Group's financial instruments that are measured subsequent to initial recognition at fair value and are grouped into levels based on the degree to which the fair value is observable:

•	Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets

•
Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices)

•	Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs)

(In $ million)	Level 1	Level 2	Level 3	Total
As of December 31, 2019
Financial assets at fair value through profit or loss:
Derivative financial assets (liabilities):
Commodity derivatives, net	—	(4)	—	(4)
Interest rate swap derivatives, net	—	7	—	7
Embedded derivatives	—	—	149	149
Total	—	3	149	152

As of December 31, 2018
Financial assets at fair value through profit or loss:
Derivative financial assets (liabilities):
Commodity derivatives, net	—	(17)	—	(17)
Foreign currency derivatives, net	—	—	—	—
Interest rate swap derivatives, net	—	28	—	28
Embedded derivatives	—	12	—	12
Total	—	23	—	23

Disclosure of financial liabilities through profit or loss
The following table sets out an analysis of the Group's financial instruments that are measured subsequent to initial recognition at fair value and are grouped into levels based on the degree to which the fair value is observable:

•	Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets

•
Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices)

•	Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs)

(In $ million)	Level 1	Level 2	Level 3	Total
As of December 31, 2019
Financial assets at fair value through profit or loss:
Derivative financial assets (liabilities):
Commodity derivatives, net	—	(4)	—	(4)
Interest rate swap derivatives, net	—	7	—	7
Embedded derivatives	—	—	149	149
Total	—	3	149	152

As of December 31, 2018
Financial assets at fair value through profit or loss:
Derivative financial assets (liabilities):
Commodity derivatives, net	—	(17)	—	(17)
Foreign currency derivatives, net	—	—	—	—
Interest rate swap derivatives, net	—	28	—	28
Embedded derivatives	—	12	—	12
Total	—	23	—	23

Disclosure of significant unobservable inputs used in fair value measurement of liabilities
The table below presents changes in fair value for all assets and liabilities categorized as Level 3 as of December 31, 2019:

(In $ million)	Embedded derivatives
Balance as of January 1, 2019	—
Net transfers to Level 3	12
Net gains (losses) recognized in net financial income (expenses)	137
Balance as of December 31, 2019	149

Disclosure of significant unobservable inputs used in fair value measurement of assets
The table below presents changes in fair value for all assets and liabilities categorized as Level 3 as of December 31, 2019:

(In $ million)	Embedded derivatives
Balance as of January 1, 2019	—
Net transfers to Level 3	12
Net gains (losses) recognized in net financial income (expenses)	137
Balance as of December 31, 2019	149